UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

             116 Village Blvd., Princeton, NJ

08540

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 12/31/2014

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCK - 99.6%
	ADVERTISING - 2.0%
82,200	Havas SA	$ 672,287

	AGRICULTURE - 0.8%
4,800	Bristish American Tobacco PLC	261,962

	AUTO PARTS & EQUIPMENT - 7.9%
146,971	Hudaco Industries Ltd.	1,231,623
173,221	Invicta Holdings Ltd.	1,472,570
		2,704,193
	BANKS - 3.2%
1,763,300	Kenya Commercial Bank Ltd.	1,109,361

	BEVERAGES - 1.7%
420,000	Nigerian Breweries PLC	378,385
4,000	SABMiller PLC	209,632
		588,017
	BUILDING MATERIALS - 6.2%
1,443,041	Afrimat Ltd.	2,119,036

	COMMERCIAL SERVICES - 0.3%
653,343	CSG Holdings Ltd.	118,654

	COMPUTERS - 6.2%
226,892	EOH Holdings Ltd.	2,130,350

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
91,247	PSG Group Ltd.	1,008,095

	ENGINEERING & CONSTRUCTION - 6.0%
818,384	Consolidated Infrastructure Group Ltd. *	2,051,763

	FOOD - 7.6%
100,001	Flour Mills of Nigeria PLC	21,365
237,163	Nestle Nigeria PLC	1,307,770
30,000	Oceana Group Ltd.	272,053
31,280	Tiger Brands Ltd.	995,651
		2,596,839
	HEALTHCARE-PRODUCTS - 5.5%
53,669	Aspen Pharmacare Holdings Ltd.	1,884,393

	HOLDING COMPANIES-DIVERSIFIED - 4.9%
73,456	Bollore SA	335,195
1,000	Bollore SA	4,515
1,344	Financiere de L'Odet	1,333,958
		1,673,668
	HOME FURNISHINGS - 1.1%
72,000	Steinhoff International Holdings Ltd.	369,863

	INSURANCE - 11.5%
5,358,300	British-American Investments Co. Kenya Ltd.	1,759,486
5,700,000	Kenya Reinsurance Corp. Ltd.	1,072,682
186,379	Sanlam Ltd.	1,128,280
		3,960,448
	INVESTMENT COMPANIES - 12.3%
2,858,800	Centum Investment Co. Ltd. *	1,924,799
3,497,307	Zeder Investments Ltd.	2,283,509
		4,208,308
	LODGING - 1.1%
148,000	New Mauritus Hotels Ltd.	371,748

	MEDIA - 4.1%
10,720	Naspers Ltd. - N Shares	1,404,636

	MINING - 2.8%
1,009,300	ARM Cement Ltd.	958,055

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Shares		Value
	OIL & GAS - 0.3%
3,200	Sasol Ltd. - ADR	$ 121,504

	RETAIL - 8.4%
48,798	Famous Brands Ltd.	486,832
463,256	Spur Corp. Ltd.	1,253,570
6,226,302	UAC of Nigeria PLC	1,153,773
		2,894,175
	TELECOMMUNICATIONS - 2.8%
51,003	MTN Group Ltd.	976,596

	TOTAL COMMON STOCK	34,183,951
	(Cost - $32,478,252)

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
404,262	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.00% +	404,262
	TOTAL SHORT-TERM INVESTMENTS(Cost - $404,262)

	TOTAL INVESTMENTS - 100.8% (Cost - $32,882,514) (a)	$ 34,588,213
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(261,053)
	NET ASSETS - 100.0%	$ 34,327,160

* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,883,966 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 3,417,178
	Unrealized depreciation	(1,712,931)
	Net Unrealized appreciation	$ 1,704,247

Nile Global Frontier Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares			Value
	COMMON STOCK - 86.9%
	BANKS - 7.9%
440	Bank of Georgia Holdings PLC		$ 14,243
2,624	Halyk Savings Bank of Kazakhstan JSC - GDR		22,304
			36,547
	BEVERAGES - 11.0%
980	SABMiller PLC		51,360

	DISTRIBUTION/WHOLESALE - 3.7%
32,000	ARB Holdings Ltd.		17,435

	DIVERSIFIED FINANCIAL SERVICES - 8.4%
47,000	Housing Finance Co. of Kenya Ltd.		23,734
2,200	International Personal Finance PLC		15,423
			39,157
	FOOD - 3.4%
6,657	Alicorp SAA		15,899

	HOLDING COMPANIES-DIVERSIFIED - 4.4%
87,894	Trustco Group Holdings Ltd.		20,523

	INSURANCE - 6.2%
5,800	Jubilee Holdings Ltd.		28,808

	INVESTMENT COMPANIES - 2.4%
625,000	Transnational Corp of Nigeria PLC		11,071

	OIL & GAS - 11.9%
800,000	Aminex PLC *		33,681
27,000	Lekoil Ltd. *		11,736
1,500	Parex Resources, Inc. *		9,820
			55,237
	PHARMACEUTICALS - 12.7%
1,540	Hikma Pharmaceuticals PLC		47,522
160	Krka dd Novo mesto		11,542
			59,064
	RETAIL - 8.9%
48,000	Italtile Ltd.		41,511

	SOFTWARE - 2.1%
170	Open Text Corp.		9,904

	TELECOMMUNICATIONS - 3.9%
1,800	KCell JSC GDR		18,090

	TOTAL COMMON STOCK		404,606
	(Cost - $418,425)

	SHORT-TERM INVESTMENTS - 11.4%
	MONEY MARKET FUND - 11.4%
52,863	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.00% +		52,863
	TOTAL SHORT-TERM INVESTMENTS (Cost - $52,863)

	TOTAL INVESTMENTS - 98.3% (Cost - $471,288) (a)		$ 457,469
	OTHER ASSETS LESS LIABILITIES- 1.7%		7,680
	NET ASSETS - 100.0%		$ 465,149

+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2014.
GDR - Global Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $471,343 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 17,264
		Unrealized depreciation	(31,138)
		Net Unrealized depreciation	$ (13,874)

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Securities valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair  Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's assets carried at fair value:

Nile Pan Africa Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 34,183,951	$ -	$ -	$ 34,183,951
Money Market Fund	$ 404,262	-	-	404,262
Total	$ 34,588,213	$ -	$ -	$ 34,588,213

Nile Global Frontier Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 404,606	$ -	$ -	$ 404,606
Money Market Fund	52,863	-	-	52,863
Total	$ 457,469	$ -	$ -	$ 457,469
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Nile Pan Africa Fund
Beginning Balance		$ 182,357
Total realized gain (loss)		14
Change in Appreciation (Depreciation)		(89,454)
Cost of Purchases		-
Proceeds from Sales		(92,917)
Accrued Interest		-
Net transfers in/out of level 3		-
Ending Balance		$ -

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  Each Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations, if any.  The Funds did not enter into foreign currency contracts during the fiscal period.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

3/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

3/2/15

By (Signature and Title)

/s/ Andy Chen

     Andy Chen, Secretary and Treasurer

Date

3/2/15

CERTIFICATIONS

I, Larry Seruma, certify that:

1.

I have reviewed this report on Form N-Q for The Nile Capital Investment Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

3/2/15

/s/          Larry Seruma

Larry Seruma, President

I, Andy Chen, certify that:

1.

I have reviewed this report on Form N-Q for The Nile Capital Investment Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

3/2/15

/s/            Andy Chen

 Andy Chen, Secretary and Treasurer